FAIR VALUE MEASUREMENTS - Level 3 financial instruments that are measured at fair value on a recurring basis (Details) - Level 3 - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Fair value at beginning of period	$ 214,500	$ 143,000	$ 286,000	$ 143,000	$ 143,000
Change in fair value of Private Placement Warrants	$ 357,500	$ 71,500	$ (71,500)	$ 143,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period	$ 572,000	$ 214,500	$ 214,500	$ 286,000	143,000	$ 143,000
Warrants
FAIR VALUE MEASUREMENTS
Fair value at beginning of period		$ 143,000		$ 143,000	$ 143,000	3,289,000
Change in fair value of Private Placement Warrants						$ (3,146,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value at end of period					$ 143,000	$ 143,000